NOTE 12 - INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	35.00%
Change in valuation allowance	(21.00%)	(21.00%)	(21.00%)	(21.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%